Fees Summary	Jul. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,675,971.04
Previously Paid Amount	0
Total Fee Amount	1,022.09
Total Offset Amount
Net Fee	$ 1,022.09